Income Taxes	12 Months Ended
Dec. 31, 2013
Income Taxes [Abstract]
Income Tax

14. Income Taxes:

Ocean Rig UDW operates through its various subsidiaries in a number of countries throughout the world. Income taxes have been provided based upon the tax laws and rates in the countries in which operations are conducted and income is earned. The countries in which the Company operates have taxation regimes with varying nominal rates, deductions, credits and other tax attributes. Consequently, there is not an expected relationship between the provision for/or benefit from income taxes and income or loss before income taxes.

The components of the Company's income/ (losses) before taxes are as follows:

	Year ended December 31,
	2011	2012	2013
Domestic income/(loss) (Marshall Islands)	$190,940	$(67,582)	$170,645
Foreign loss	(68,214)	(20,797)	(62,731)
Total income/(loss) before taxes	$122,726	$(88,379)	$107,914

The components of the Company's tax expense were as follows:

	Year Ended December 31,
		2011	2012	2013
Current Tax expense		$27,637	$43,957	$44,591
Deferred Tax expense		(209)	-	-
Income taxes		$27,428	$43,957	$44,591

Effective tax rate		22.3%	-49.7%	41.3%

The current tax expense is mainly related to withholding tax based on total contract revenue or bareboat fees. In 2013 approximately 72% of the current tax expense was related to withholding tax in Angola, Tanzania, Sierra Leone, Liberia and Gabon. In 2012, approximately 81% of the current tax expense was related to withholding tax in Angola, Equatorial Guinea, Ivory Coast and Ghana, while in 2011 approximately 95% of the current tax expense was related to withholding tax in Ghana, Tanzania and Turkey. Taxes have not been reflected in other comprehensive income/(loss) since the valuation allowances would result in no recognition of deferred tax.

	Year Ended December 31,
		2011	2012	2013

Reconciliation of total tax expense:
Change in valuation allowance		$(41,870)	$6,311	$-
Differences in tax rates		(3,288)	(3,896)	89
Effect of permanent differences		2	120	-
Adjustments in respect to current income tax of previous years		(766)	184	683
Tax rate on interest		-	-	742
Effect of exchange rate differences		(3,318)	(1,599)	7
Income tax		26,132	42,837	43,070

Loss of tax loss carry forward because of liquidation		50,536	-	-
Total		$27,428	$43,957	$44,591

Ocean Rig UDW has from 2011 elected to use the statutory tax rate for each year based upon the location where the largest parts of its operations were domiciled. During 2011, 2012 and 2013, most of its activities were in the Marshall Islands with tax rate of zero. Ocean Rig UDW is subject to changes in tax laws, treaties, regulations and interpretations in and between the countries in which its subsidiaries operate. A material change in these tax laws, treaties, regulations and interpretations could result in a higher or lower effective tax rate on worldwide earnings. Deferred tax assets and liabilities are recognized for the anticipated future tax effects of temporary differences between the financial statement basis and the tax basis of the Company's assets and liabilities at the applicable tax rates in effect. The significant components of deferred tax assets and liabilities are as follows:

	Year ended December 31,
		2012	2013
Deferred tax assets
Net operations loss carry forward		$8,707	$1,723
Accelerated depreciation of assets		107	65
Pension		1,136	608
Total deferred tax assets		$9,950	$2,396
Less: valuation allowance		(9,950)	(2,396)

Total deferred tax assets, net		$-	$-

A valuation allowance for deferred tax assets is recorded when it is more likely than not that some or all of the benefit from the deferred tax asset will not be realized. The Company provides a valuation allowance to offset deferred tax assets for net operating losses ("NOL") incurred during the year in certain jurisdictions and for other deferred tax assets where, in the Company's opinion, it is more likely than not that the financial statement benefit of these losses will not be realized. The Company provides a valuation allowance for foreign tax loss carry forward to reflect the possible expiration of these benefits prior to their utilization. As of December 31, 2013, the valuation allowance for deferred tax assets is decreased from $9,950 in 2012 to $2,396 in 2013 reflecting a decrease in net deferred tax assets during the year. The decrease is primarily a result of no operations in the Falkland Islands during 2013.

The Company's income tax returns are subject to review and examination in the various jurisdictions in which the Company operates. The Company's tax returns in the major jurisdictions in which it operates are generally subject to examination for periods ranging from three to six years. As of December 31, 2013, the Company was not subject to any examination on tax matters.

The amount of current tax income recognized during the years ended December 31, 2011, 2012 and 2013, from the settlement of disputes with tax authorities and the expiration of statute of limitations was insignificant. All earnings in foreign jurisdictions are permanently reinvested as the earnings are needed for working capital needs. Hence, no deferred tax liability has been recognized.